Details of Significant Accounts - Pensions, schedule of analysis of timing of the future pension payment (Details) - Perfect Mobile Corp. (Taiwan) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Disclosure of defined benefit plans [line items]
Analysis of timing of the future pension payment	$ 132
Within 1 year
Disclosure of defined benefit plans [line items]
Analysis of timing of the future pension payment	0
1-5 year(s)
Disclosure of defined benefit plans [line items]
Analysis of timing of the future pension payment	0
Over 5 years
Disclosure of defined benefit plans [line items]
Analysis of timing of the future pension payment	$ 132